Available-for-sale Financial Assets Non Current - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Financial Assets [Line Items]
Impairment loss on available-for-sale financial assets	$ 0	$ 0	$ 0	$ 577,000,000
Amount invested in investment entity			5,751,000,000
Carrying value of non-listed available-for-sale financial assets disposed			5,000,000	9,000,000
Gains (losses) from disposal of available-for-sale assets			3,000,000	1,000,000
Taiwania Capital Buffalo Fund Co Ltd [Member]
Disclosure Of Financial Assets [Line Items]
Amount invested in investment entity			$ 300,000,000
Ownership percentage in investment entity			12.90%
Domestic listed stocks [Member]
Disclosure Of Financial Assets [Line Items]
Impairment loss on available-for-sale financial assets			$ 0	577,000,000
Amount invested in investment entity			3,125,000,000
Non-listed stocks [Member]
Disclosure Of Financial Assets [Line Items]
Impairment loss on available-for-sale financial assets			$ 0	$ 0